MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET            Two World Trade Center,
  SERIES - EQUITY PORTFOLIO                             New York, New York 10048
LETTER TO THE SHAREHOLDERS December 31, 1999

DEAR SHAREHOLDER:

During the six-month period ended December 31, 1999, the U.S. stock market reached new highs in spite of a 75-basis-point increase in the federal funds rate. Relatively strong global economic growth and increasing crude oil prices led to concerns about inflation. As a result of these concerns, financials as well as several other sectors, including consumer staples, energy, transportation and utilities, posted negative returns.

The shift in sentiment toward small- and mid-cap stocks that occurred during the second quarter of 1999 turned out to be temporary. Instead of broadening, as that shift had suggested it might, the market actually narrowed in the last quarter of the year. The top 40 securities represented approximately 50 percent of the total market value of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The technology sector dominated the list of top contributing companies to the total performance of the S&P 500. As 1999 came to a close the narrowing trend began to reverse itself, in that the market experienced increased breadth, benefiting small-cap and cyclical stocks.

PERFORMANCE AND PORTFOLIO

For the six-month period ended December 31, 1999, Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio produced a total return of -2.20 percent, compared to 7.71 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares posted total returns of -1.89 percent, -2.23 percent and -1.78 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund invests in substantially all the stocks included in the S&P 500. Unlike the index, however, the Fund equally weights all stock positions, thereby emphasizing the stocks of small- and mid-cap companies. These stocks have historically outperformed large-cap companies over the long

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS December 31, 1999, continued

term, though in recent years large-cap stocks have significantly outpaced small-caps. The Fund is overweighted in the cyclical and utilities sectors and underweighted in the health-care and technology sectors relative to the capitalization-weighted S&P 500.

The narrowing of the market noted earlier hindered the Fund's performance during the period. Although the Fund's portfolio includes all of the large-cap growth companies such as Microsoft, Lucent, Wal-Mart, Cisco, Qualcomm and Nortel that were the market leaders, their weighting in the S&P 500 is much higher.

LOOKING AHEAD

If the U.S. economy continues to remain strong, the Fed will be on the alert for possible signs of inflation and may feel it needs to continue on its path of tighter monetary policy. Higher interest rates could dampen the returns of the more interest-rate-sensitive large-cap stocks. In addition, the market's increased breadth at year-end suggests that investors are recognizing many small- and mid-cap stocks as undervalued. Should this trend continue, it would likely reward the equally weighted strategy employed by the Fund.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO Fund Performance December 31, 1999

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                      CLASS B SHARES*
---------------------------------------------------------
PERIOD ENDED 12/31/99
-----------------------
1 Year                        10.91%(1)        5.97%(2)
5 Years                       18.74%(1)       18.53%(2)
10 Years                      13.34%(1)       13.34%(2)

                       CLASS C SHARES+
---------------------------------------------------------
PERIOD ENDED 12/31/99
---------------------------
1 Year                        10.79%(1)        9.80%(2)
Since Inception (7/28/97)     10.58%(1)       10.58%(2)

                       CLASS A SHARES**
---------------------------------------------------------
PERIOD ENDED 12/31/99
---------------------------
1 Year                        11.62%(1)        5.76%(2)
Since Inception (7/28/97)     11.40%(1)        8.95%(2)

              CLASS D SHARES++
---------------------------------------------------------
PERIOD ENDED 12/31/99
---------------------------
1 Year                        11.84%(1)
Since Inception (7/28/97)     11.66%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
**  The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited)

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    COMMON STOCKS (99.6%)
                    Accident & Health Insurance (0.6%)
     57,000         AFLAC, Inc. ...........................   $    2,689,687
     84,000         Torchmark Corp. .......................        2,441,250
    102,786         UNUMProvident Corp. ...................        3,295,576
                                                              --------------
                                                                   8,426,513
                                                              --------------
                    Advertising (0.5%)
     61,000         Interpublic Group of Companies,
                      Inc. ................................        3,518,937
     32,000         Omnicom Group, Inc. ...................        3,200,000
                                                              --------------
                                                                   6,718,937
                                                              --------------
                    Aerospace (1.0%)
     72,000         Boeing Co. ............................        2,992,500
    100,000         Goodrich (B.F.) Co. (The) .............        2,750,000
    118,000         Lockheed Martin Corp. .................        2,581,250
     47,000         Northrop Grumman Corp. ................        2,540,937
     52,000         United Technologies Corp. .............        3,380,000
                                                              --------------
                                                                  14,244,687
                                                              --------------
                    Air Freight/Delivery Services (0.2%)
     68,000         FDX Corp.* ............................        2,783,750
                                                              --------------
                    Airlines (0.7%)
     45,000         AMR Corp.* ............................        3,015,000
     53,620         Delta Air Lines, Inc. .................        2,670,946
    163,500         Southwest Airlines Co. ................        2,646,656
     74,000         US Airways Group Inc.* ................        2,372,625
                                                              --------------
                                                                  10,705,227
                                                              --------------
                    Alcoholic Beverages (0.6%)
     45,000         Anheuser-Busch Companies, Inc. ........        3,189,375
     47,000         Brown-Forman Corp. (Class B) ..........        2,690,750
     61,000         Coors (Adolph) Co. (Class B) ..........        3,202,500
                                                              --------------
                                                                   9,082,625
                                                              --------------
                    Aluminum (0.7%)
     84,000         Alcan Aluminium, Ltd. (Canada) ........        3,459,750
     41,000         Alcoa, Inc. ...........................        3,403,000
     44,900         Reynolds Metals Co. ...................        3,440,462
                                                              --------------
                                                                  10,303,212
                                                              --------------
                    Apparel (0.6%)
     80,000         Liz Claiborne, Inc. ...................        3,010,000
    149,000         Russell Corp. .........................        2,495,750
     81,000         VF Corp. ..............................        2,430,000
                                                              --------------
                                                                   7,935,750
                                                              --------------
                    Auto Parts: O.E.M. (0.9%)
     86,000         Dana Corp. ............................        2,574,625
    159,000         Delphi Automotive Systems Corp.                2,504,250



   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     35,000         Eaton Corp. ...........................   $    2,541,875
     51,500         Johnson Controls, Inc. ................        2,929,062
     54,000         TRW Inc. ..............................        2,804,625
                                                              --------------
                                                                  13,354,437
                                                              --------------
                    Automotive Aftermarket (0.5%)
    166,000         Cooper Tire & Rubber Co. ..............        2,583,375
     96,710         Genuine Parts Co. .....................        2,399,617
     89,000         Goodyear Tire & Rubber Co. ............        2,508,687
                                                              --------------
                                                                   7,491,679
                                                              --------------
                    Beverages - Non-Alcoholic (0.5%)
     44,000         Coca Cola Co. .........................        2,563,000
    127,000         Coca-Cola Enterprises Inc. ............        2,555,875
     75,200         PepsiCo, Inc. .........................        2,650,800
                                                              --------------
                                                                   7,769,675
                                                              --------------
                    Biotechnology (0.3%)
     60,000         Amgen Inc.* ...........................        3,600,000
                                                              --------------
                    Books/Magazines (0.4%)
     63,000         Harcourt General, Inc. ................        2,535,750
     78,600         Meredith Corp. ........................        3,276,637
                                                              --------------
                                                                   5,812,387
                                                              --------------
                    Broadcasting (0.5%)
     53,000         CBS Corp.* ............................        3,388,687
     37,000         Clear Channel Communications,
                      Inc.* ...............................        3,302,250
                                                              --------------
                                                                   6,690,937
                                                              --------------
                    Building Materials (0.4%)
    148,000         Owens Corning .........................        2,858,250
     63,500         Vulcan Materials Co. ..................        2,536,031
                                                              --------------
                                                                   5,394,281
                                                              --------------
                    Building Materials/DIY Chains
                      (0.5%)
     49,500         Home Depot, Inc. (The) ................        3,393,844
     55,000         Lowe's Companies, Inc. ................        3,286,250
                                                              --------------
                                                                   6,680,094
                                                              --------------
                    Building Products (0.4%)
     76,000         Armstrong World Industries, Inc. ......        2,536,500
    115,000         Masco Corp. ...........................        2,918,125
                                                              --------------
                                                                   5,454,625
                                                              --------------
                    Cable Television (0.4%)
     57,000         Comcast Corp. (Class A Special)* ......        2,878,500
     41,000         MediaOne Group, Inc.* .................        3,149,312
                                                              --------------
                                                                   6,027,812
                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Casino/Gambling (0.4%)
    127,000         Harrah's Entertainment, Inc.* .........   $    3,357,562
    159,000         Mirage Resorts, Inc.* .................        2,434,687
                                                              --------------
                                                                   5,792,249
                                                              --------------
                    Cellular Telephone (0.4%)
     31,000         Nextel Communications, Inc.
                      (Class A)* ..........................        3,194,937
     31,000         Sprint Corp. (PCS Group)* .............        3,177,500
                                                              --------------
                                                                   6,372,437
                                                              --------------
                    Clothing/Shoe/Accessory Stores
                      (0.8%)
     74,000         Gap, Inc. (The) .......................        3,404,000
     77,000         Limited (The), Inc. ...................        3,335,062
     96,000         Nordstrom, Inc. .......................        2,514,000
    124,000         TJX Companies, Inc. ...................        2,534,250
                                                              --------------
                                                                  11,787,312
                                                              --------------
                    Computer Communications (0.8%)
     66,000         3Com Corp.* ...........................        3,097,875
     44,000         Adaptec, Inc.* ........................        2,191,750
    125,000         Cabletron Systems, Inc.* ..............        3,250,000
     30,000         Cisco Systems, Inc.* ..................        3,211,875
                                                              --------------
                                                                  11,751,500
                                                              --------------
                    Computer Software (2.6%)
     55,000         Adobe Systems, Inc. ...................        3,698,750
    100,000         Autodesk, Inc. ........................        3,368,750
     42,000         BMC Software, Inc.* ...................        3,354,750
     19,000         Citrix Systems, Inc.* .................        2,335,812
     47,000         Computer Associates
                      International, Inc. .................        3,287,062
     85,000         Compuware Corp.* ......................        3,160,937
     27,000         Microsoft Corp.* ......................        3,150,562
    120,000         Novell, Inc.* .........................        4,785,000
     33,000         Oracle Corp.* .........................        3,696,000
    120,000         Parametric Technology Corp.* ..........        3,240,000
    142,000         PeopleSoft, Inc.* .....................        3,017,500
                                                              --------------
                                                                  37,095,123
                                                              --------------
                    Computer/Video Chains (0.6%)
     53,000         Best Buy Co., Inc.* ...................        2,659,937
     78,000         Circuit City Stores, Inc. - Circuit
                      City Group ..........................        3,514,875
     56,000         Tandy Corp. ...........................        2,754,500
                                                              --------------
                                                                   8,929,312
                                                              --------------
                    Construction/Agricultural
                      Equipment/Trucks (1.2%)
     54,500         Caterpillar, Inc. .....................        2,564,906
     62,000         Cummins Engine Co., Inc. ..............        2,995,375



   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     71,000         Deere & Co. ...........................   $    3,079,625
     45,400         NACCO Industries, Inc. (Class A) ......        2,522,537
     71,000         Navistar International Corp.* .........        3,363,625
     65,000         PACCAR, Inc. ..........................        2,876,250
                                                              --------------
                                                                  17,402,318
                                                              --------------
                    Consumer Electronics/Appliances
                      (0.4%)
     52,000         Maytag Corp. ..........................        2,496,000
     50,000         Whirlpool Corp. .......................        3,253,125
                                                              --------------
                                                                   5,749,125
                                                              --------------
                    Consumer Specialties (0.2%)
    133,400         Jostens, Inc. .........................        3,243,287
                                                              --------------
                    Consumer Sundries (0.2%)
    102,000         American Greetings Corp. (Class A)             2,409,750
                                                              --------------
                    Containers/Packaging (1.3%)
     73,000         Ball Corp. ............................        2,874,375
     74,000         Bemis Company, Inc. ...................        2,580,750
    118,000         Crown Cork & Seal Co., Inc. ...........        2,640,250
    102,000         Owens-Illinois, Inc.* .................        2,556,375
    222,000         Pactiv Corp. ..........................        2,358,750
     51,000         Sealed Air Corp.* .....................        2,642,437
     41,000         Temple-Inland, Inc. ...................        2,703,437
                                                              --------------
                                                                  18,356,374
                                                              --------------
                    Contract Drilling (0.4%)
    121,000         Helmerich & Payne, Inc. ...............        2,639,312
    156,000         Rowan Companies, Inc.* ................        3,383,250
      8,906         Transocean Sedco Forex Inc. ...........          300,007
                                                              --------------
                                                                   6,322,569
                                                              --------------
                    Department Stores (1.1%)
    121,000         Dillard's, Inc. (Class A) .............        2,442,687
     65,000         Federated Department Stores,
                      Inc.* ...............................        3,286,562
     46,000         Kohl's Corp.* .........................        3,320,625
     77,500         May Department Stores Co. .............        2,499,375
    130,000         Penney (J.C.) Co., Inc. ...............        2,591,875
     78,000         Sears, Roebuck & Co. ..................        2,374,125
                                                              --------------
                                                                  16,515,249
                                                              --------------
                    Discount Chains (1.2%)
    160,000         Consolidated Stores Corp.* ............        2,600,000
     36,000         Costco Wholesale Corp.* ...............        3,282,750
     43,000         Dayton Hudson Corp. ...................        3,157,812
    101,750         Dollar General Corp. ..................        2,314,812
    218,000         Kmart Corp.* ..........................        2,193,625
     48,600         Wal-Mart Stores, Inc. .................        3,359,475
                                                              --------------
                                                                  16,908,474
                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Diversified Commercial Services (0.2%)
     75,000         Paychex, Inc. .........................   $    2,995,312
                                                              --------------
                    Diversified Electronic Products (0.2%)
     60,000         Rockwell International Corp. ..........        2,872,500
                                                              --------------
                    Diversified Financial Services (0.7%)
     19,800         American Express Co. ..................        3,291,750
     58,000         Citigroup, Inc. .......................        3,222,625
     32,000         Providian Financial Corp. .............        2,914,000
                                                              --------------
                                                                   9,428,375
                                                              --------------
                    Diversified Manufacturing (1.7%)
     58,000         Cooper Industries, Inc. ...............        2,345,375
     53,000         Danaher Corp. .........................        2,557,250
     71,000         Dover Corp. ...........................        3,221,625
     67,000         Honeywell International Inc. ..........        3,865,062
     86,000         ITT Industries, Inc. ..................        2,875,625
     32,000         Minnesota Mining &
                      Manufacturing Co. ...................        3,132,000
    176,000         Thermo Electron Corp.* ................        2,640,000
     81,714         Tyco International Ltd. (Bermuda)              3,176,632
                                                              --------------
                                                                  23,813,569
                                                              --------------
                    Drugstore Chains (0.8%)
     74,000         CVS Corp. .............................        2,955,375
    100,000         Longs Drug Stores Corp. ...............        2,581,250
    190,000         Rite Aid Corp. ........................        2,125,625
    111,000         Walgreen Co. ..........................        3,246,750
                                                              --------------
                                                                  10,909,000
                                                              --------------
                    E.D.P. Peripherals (0.9%)
     32,000         EMC Corp.* ............................        3,496,000
     29,000         Lexmark International Group, Inc.
                      (Class A)* ..........................        2,624,500
     37,000         Network Appliance, Inc.* ..............        3,071,000
     68,000         Seagate Technology, Inc.* .............        3,166,250
                                                              --------------
                                                                  12,357,750
                                                              --------------
                    E.D.P. Services (1.1%)
     61,000         Automatic Data Processing, Inc. .......        3,286,375
    111,000         Ceridian Corp.* .......................        2,393,437
     37,000         Computer Sciences Corp.* ..............        3,501,125
     47,000         Electronic Data Systems Corp. .........        3,146,062
     63,000         First Data Corp. ......................        3,106,687
                                                              --------------
                                                                  15,433,686
                                                              --------------
                    Electric Utilities (5.5%)
     47,000         AES Corp. (The)* ......................        3,513,250
     76,700         Ameren Corp. ..........................        2,511,925
     73,000         American Electric Power Co., Inc.              2,345,125
     77,000         Carolina Power & Light Co. ............        2,343,687
    116,000         Central & South West Corp. ............        2,320,000


   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     97,000         Cinergy Corp. .........................   $    2,340,125
     76,000         CMS Energy Corp. ......................        2,370,250
     68,000         Consolidated Edison, Inc. .............        2,346,000
     93,000         Constellation Energy Group, Inc. ......        2,697,000
     70,000         Dominion Resources, Inc. ..............        2,747,500
     77,000         DTE Energy Co. ........................        2,415,875
     51,460         Duke Energy Corp. .....................        2,579,432
    110,000         Edison International ..................        2,880,625
     95,000         Entergy Corp. .........................        2,446,250
    103,000         FirstEnergy Corp. .....................        2,336,812
     64,000         Florida Progress Corp. ................        2,708,000
     56,000         FPL Group, Inc. .......................        2,397,500
     68,000         GPU, Inc. .............................        2,035,750
     75,000         New Century Energies, Inc. ............        2,278,125
    214,800         Niagara Mohawk Holdings Inc. ..........        2,993,775
    118,000         Northern States Power Co. .............        2,301,000
     79,000         PECO Energy Co. .......................        2,745,250
    114,000         PG & E Corp. ..........................        2,337,000
     76,000         Pinnacle West Capital Corp. ...........        2,322,750
    108,000         PP&L Resources, Inc. ..................        2,470,500
     86,000         Public Service Enterprise Group,
                      Inc. ................................        2,993,875
    105,000         Reliant Energy, Inc. ..................        2,401,875
     83,549         Scottish Power PLC (ADR)
                      (United Kingdom) ....................        2,339,372
    116,000         Southern Co. ..........................        2,726,000
     71,000         Texas Utilities Co. ...................        2,524,937
     90,000         Unicom Corp. ..........................        3,015,000
                                                              --------------
                                                                  78,784,565
                                                              --------------
                    Electrical Products (0.5%)
     46,500         Emerson Electric Co. ..................        2,667,937
     37,500         Molex Inc. ............................        2,123,437
     76,000         Thomas & Betts Corp. ..................        2,422,500
                                                              --------------
                                                                   7,213,874
                                                              --------------
                    Electronic Components (0.5%)
    173,000         Andrew Corp.* .........................        3,265,375
     35,000         Solectron Corp.* ......................        3,329,375
                                                              --------------
                                                                   6,594,750
                                                              --------------
                    Electronic Data Processing (1.9%)
     32,000         Apple Computer, Inc.* .................        3,288,000
    115,000         Compaq Computer Corp. .................        3,112,187
     61,000         Dell Computer Corp.* ..................        3,107,187
     45,000         Gateway, Inc. .........................        3,242,812
     30,000         Hewlett-Packard Co. ...................        3,418,125
     29,000         International Business Machines
                      Corp. ...............................        3,132,000
    240,000         Silicon Graphics, Inc.* ...............        2,355,000

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     43,000         Sun Microsystems, Inc.* ...............   $    3,327,125
     94,000         Unisys Corp.* .........................        3,002,125
                                                              --------------
                                                                  27,984,561
                                                              --------------
                    Electronic Production Equipment (0.7%)
     26,000         Applied Materials, Inc.* ..............        3,292,250
     31,000         KLA-Tencor Corp.* .....................        3,450,687
     47,000         Teradyne, Inc.* .......................        3,102,000
                                                              --------------
                                                                   9,844,937
                                                              --------------
                    Engineering & Construction (0.4%)
     71,000         Fluor Corp. ...........................        3,257,125
    219,000         Foster Wheeler Corp. ..................        1,943,625
                                                              --------------
                                                                   5,200,750
                                                              --------------
                    Environmental Services (0.4%)
    345,000         Allied Waste Industries, Inc.* ........        3,040,312
    158,000         Waste Management, Inc. ................        2,715,625
                                                              --------------
                                                                   5,755,937
                                                              --------------
                    Farming/Seeds/Milling (0.2%)
    194,850         Archer-Daniels-Midland Co. ............        2,374,734
                                                              --------------
                    Finance Companies (1.5%)
     83,000         Associates First Capital Corp.
                      (Class A) ...........................        2,277,312
     66,000         Capital One Financial Corp. ...........        3,180,375
     96,000         Countrywide Credit Industries,
                      Inc. ................................        2,424,000
     45,000         Fannie Mae ............................        2,809,687
     52,000         Freddie Mac ...........................        2,447,250
     77,500         Household International, Inc. .........        2,886,875
    120,000         MBNA Corp. ............................        3,270,000
     60,000         SLM Holding Corp. .....................        2,535,000
                                                              --------------
                                                                  21,830,499
                                                              --------------
                    Financial Publishing/Services (0.6%)
     95,000         Dun & Bradstreet Corp. ................        2,802,500
    107,000         Equifax, Inc. .........................        2,521,187
     53,000         McGraw-Hill Companies, Inc. ...........        3,266,125
                                                              --------------
                                                                   8,589,812
                                                              --------------
                    Fluid Controls (0.2%)
     68,000         Parker-Hannifin Corp. .................        3,489,250
                                                              --------------
                    Food Chains (0.9%)
     76,000         Albertson's, Inc. .....................        2,451,000
     90,000         Great Atlantic & Pacific Tea Co.,
                      Inc. ................................        2,508,750
    140,000         Kroger Co.* ...........................        2,642,500
     71,000         Safeway Inc.* .........................        2,524,937
     96,000         Winn-Dixie Stores, Inc. ...............        2,298,000
                                                              --------------
                                                                  12,425,187
                                                              --------------

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Food Distributors (0.4%)
    129,000         Supervalu, Inc. .......................   $    2,580,000
     87,000         SYSCO Corp. ...........................        3,441,937
                                                              --------------
                                                                   6,021,937
                                                              --------------
                    Forest Products (0.7%)
     68,000         Georgia-Pacific Corp. .................        3,451,000
    184,000         Louisiana-Pacific Corp. ...............        2,622,000
     46,000         Weyerhaeuser Co. ......................        3,303,375
                                                              --------------
                                                                   9,376,375
                                                              --------------
                    Generic Drugs (0.2%)
     75,000         Watson Pharmaceuticals, Inc.* .........        2,685,937
                                                              --------------
                    Home Building (0.7%)
    102,200         Centex Corp. ..........................        2,523,062
    122,000         Fleetwood Enterprises, Inc. ...........        2,516,250
    110,830         Kaufman & Broad Home Corp. ............        2,680,701
    119,850         Pulte Corp. ...........................        2,696,625
                                                              --------------
                                                                  10,416,638
                                                              --------------
                    Home Furnishings (0.5%)
    109,000         Leggett & Platt, Inc. .................        2,336,687
     81,000         Newell Rubbermaid, Inc. ...............        2,349,000
    146,000         Tupperware Corp. ......................        2,472,875
                                                              --------------
                                                                   7,158,562
                                                              --------------
                    Hospital/Nursing Management (0.6%)
    108,000         Columbia/HCA Healthcare Corp. .........        3,165,750
    159,000         Manor Care, Inc. ......................        2,544,000
    138,000         Tenet Healthcare Corp.* ...............        3,243,000
                                                              --------------
                                                                   8,952,750
                                                              --------------
                    Hotels/Resorts (0.6%)
     56,000         Carnival Corp. ........................        2,677,500
    268,000         Hilton Hotels Corp. ...................        2,579,500
     84,720         Marriott International, Inc.
                      (Class A) ...........................        2,673,975
                                                              --------------
                                                                   7,930,975
                                                              --------------
                    Industrial Machinery/
                      Components (0.6%)
     46,000         Illinois Tool Works Inc. ..............        3,107,875
     56,100         Ingersoll-Rand Co. ....................        3,089,006
    165,000         Milacron Inc. .........................        2,536,875
                                                              --------------
                                                                   8,733,756
                                                              --------------
                    Industrial Specialties (0.7%)
     85,000         Ecolab, Inc. ..........................        3,325,625
     86,000         Millipore Corp. .......................        3,321,750
    146,000         Pall Corp. ............................        3,148,125
                                                              --------------
                                                                   9,795,500
                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Insurance Brokers/Services (0.4%)
     77,070         AON Corp. .............................   $    3,082,800
     34,000         Marsh & McLennan Cos., Inc. ...........        3,253,375
                                                              --------------
                                                                   6,336,175
                                                              --------------
                    Integrated Oil Companies (2.1%)
     43,000         Amerada Hess Corp. ....................        2,440,250
     35,000         Atlantic Richfield Co. ................        3,027,500
     35,000         Chevron Corp. .........................        3,031,875
    104,500         Conoco, Inc. (Class B) ................        2,599,437
     38,000         Exxon Mobil Corp. .....................        3,061,375
     54,000         Kerr-McGee Corp. ......................        3,348,000
     57,000         Phillips Petroleum Co. ................        2,679,000
     54,100         Royal Dutch Petroleum Co. (ADR)
                    (Netherlands) .........................        3,269,669
     52,000         Texaco, Inc. ..........................        2,824,250
     72,000         Unocal Corp. ..........................        2,416,500
                                                              --------------
                                                                  28,697,856
                                                              --------------
                    Internet Services (0.2%)
     39,000         America Online, Inc.* .................        2,942,062
      1,000         Yahoo! Inc.* ..........................          432,687
                                                              --------------
                                                                   3,374,749
                                                              --------------
                    Investment Bankers/Brokers/
                      Services (1.3%)
     69,300         Bear Stearns Companies, Inc. ..........        2,962,575
     39,000         Lehman Brothers Holdings, Inc. ........        3,302,812
     39,000         Merrill Lynch & Co., Inc. .............        3,256,500
     24,000         Morgan Stanley Dean Witter &
                      Co. (Note 4) ........................        3,426,000
     63,000         Paine Webber Group, Inc. ..............        2,445,187
     72,000         Schwab (Charles) Corp. ................        2,763,000
                                                              --------------
                                                                  18,156,074
                                                              --------------
                    Investment Managers (0.3%)
     79,000         Franklin Resources, Inc. ..............        2,532,937
     67,000         Price (T.) Rowe Associates, Inc. ......        2,466,437
                                                              --------------
                                                                   4,999,374
                                                              --------------
                    Life Insurance (0.8%)
     42,000         American General Corp. ................        3,186,750
    138,000         Conseco, Inc. .........................        2,466,750
     43,000         Jefferson-Pilot Corp. .................        2,934,750
     66,000         Lincoln National Corp. ................        2,640,000
                                                              --------------
                                                                  11,228,250
                                                              --------------
                    Major Banks (4.2%)
     51,000         Bank of America Corp. .................        2,559,562
     82,000         Bank of New York Co., Inc. ............        3,280,000
     73,000         Bank One Corp. ........................        2,340,563
     85,000         BB&T Corp. ............................        2,326,875


   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     42,000         Chase Manhattan Corp. (The) ...........   $    3,262,875
     52,890         Comerica, Inc. ........................        2,469,302
     69,000         First Union Corp. .....................        2,264,063
    100,600         FleetBoston Financial Corp. ...........        3,502,138
    103,000         Huntington Bancshares, Inc. ...........        2,452,688
    107,000         KeyCorp ...............................        2,367,375
     96,000         Mellon Financial Corp. ................        3,270,000
     23,730         Morgan (J.P.) & Co., Inc. .............        3,004,811
    104,000         National City Corp. ...................        2,463,500
     56,460         PNC Bank Corp. ........................        2,512,470
     43,000         Republic New York Corp. ...............        3,096,000
     71,000         SouthTrust Corp. ......................        2,680,250
     44,000         State Street Corp. ....................        3,214,750
     79,000         Summit Bancorp. .......................        2,419,375
     44,340         SunTrust Banks, Inc. ..................        3,051,146
    102,000         U.S. Bancorp ..........................        2,428,875
     35,000         Wachovia Corp. ........................        2,380,000
     79,000         Wells Fargo & Co. .....................        3,194,563
                                                              --------------
                                                                  60,541,181
                                                              --------------
                    Major Chemicals (1.5%)
     25,500         Dow Chemical Co. ......................        3,407,438
     44,000         DuPont (E.I) de Nemours & Co.,
                      Inc. ................................        2,898,500
     56,000         Eastman Chemical Co. ..................        2,670,500
     96,000         Hercules Inc. .........................        2,676,000
     69,000         Monsanto Co. ..........................        2,458,125
     82,000         Rohm & Haas Co. .......................        3,336,375
     53,000         Union Carbide Corp. ...................        3,537,750
                                                              --------------
                                                                  20,984,688
                                                              --------------
                    Major Pharmaceuticals (1.9%)
     69,000         Abbott Laboratories ...................        2,505,563
     62,000         American Home Products Corp. ..........        2,445,125
     47,000         Bristol-Myers Squibb Co. ..............        3,016,813
     33,000         Johnson & Johnson .....................        3,073,125
     41,000         Lilly (Eli) & Co. .....................        2,726,500
     46,000         Merck & Co., Inc.* ....................        3,084,875
     78,000         Pfizer, Inc. ..........................        2,530,125
     57,000         Pharmacia & Upjohn, Inc. ..............        2,565,000
     60,000         Schering-Plough Corp. .................        2,531,250
     38,000         Warner-Lambert Co. ....................        3,113,625
                                                              --------------
                                                                  27,592,001
                                                              --------------
                    Major U.S. Telecommunications (2.0%)
     39,000         ALLTEL Corp. ..........................        3,224,813
     60,000         AT&T Corp. ............................        3,045,000
     49,000         Bell Atlantic Corp. ...................        3,016,563
     67,000         BellSouth Corp. .......................        3,136,438
     44,000         GTE Corp. .............................        3,104,750

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     60,000         MCI WorldCom, Inc.* ...................   $    3,180,000
     79,000         SBC Communications, Inc. ..............        3,851,250
     46,000         Sprint Corp. (FON Group) ..............        3,096,375
     45,000         U.S. West, Inc. .......................        3,240,000
                                                              --------------
                                                                  28,895,189
                                                              --------------
                    Managed Health Care (0.7%)
     46,000         Aetna Inc. ............................        2,567,375
    319,000         Humana, Inc.* .........................        2,611,813
     53,000         United HealthCare Corp. ...............        2,815,625
     37,000         Wellpoint Health Networks, Inc.* ......        2,439,688
                                                              --------------
                                                                  10,434,501
                                                              --------------
                    Meat/Poultry/Fish (0.2%)
    111,910         ConAgra, Inc. .........................        2,524,969
                                                              --------------
                    Media Conglomerates (0.7%)
     88,000         Disney (Walt) Co. .....................        2,574,000
     47,000         Time Warner Inc. ......................        3,404,563
     56,000         Viacom, Inc. (Class B)* ...............        3,384,500
                                                              --------------
                                                                   9,363,063
                                                              --------------
                    Medical Equipment & Supplies (0.2%)
     88,000         Medtronic, Inc. .......................        3,206,500
                                                              --------------
                    Medical Specialties (2.1%)
     73,000         ALZA Corp. (Class A)* .................        2,527,625
     64,000         Bard (C.R.), Inc. .....................        3,392,000
     49,000         Bausch & Lomb, Inc. ...................        3,353,438
     50,000         Baxter International, Inc. ............        3,140,625
     96,000         Becton, Dickinson & Co. ...............        2,568,000
     86,000         Biomet, Inc. ..........................        3,434,625
    120,000         Boston Scientific Corp.* ..............        2,625,000
     61,000         Guidant Corp. .........................        2,867,000
     95,000         Mallinckrodt, Inc. ....................        3,022,188
     90,000         St. Jude Medical, Inc.* ...............        2,761,875
                                                              --------------
                                                                  29,692,376
                                                              --------------
                    Medical/Dental Distributors (0.4%)
     52,000         Cardinal Health, Inc. .................        2,489,500
    113,000         McKesson HBOC, Inc. ...................        2,549,563
                                                              --------------
                                                                   5,039,063
                                                              --------------
                    Medical/Nursing Services (0.1%)
    390,000         HEALTHSOUTH Corp.* ....................        2,096,250
                                                              --------------
                    Metals Fabrications (0.2%)
    148,000         Timken Co. (The) ......................        3,024,750
                                                              --------------
                    Mid-Sized Banks (1.5%)
    121,000         AmSouth Bancorporation ................        2,336,813
     45,000         Fifth Third Bancorp ...................        3,299,063
    142,000         Firstar Corp. .........................        2,999,750
     62,000         Northern Trust Corp. ..................        3,309,250


   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     68,000         Old Kent Financial Corp. ..............   $    2,405,500
     98,000         Regions Financial Corp. ...............        2,456,125
    130,000         Synovus Financial Corp. ...............        2,583,750
     60,000         Union Planters Corp. ..................        2,366,250
                                                              --------------
                                                                  21,756,501
                                                              --------------
                    Military/Gov't/Technical (0.6%)
     55,000         General Dynamics Corp. ................        2,901,250
     80,000         PerkinElmer, Inc. .....................        3,335,000
     89,000         Raytheon Co. (Class B) ................        2,364,063
                                                              --------------
                                                                   8,600,313
                                                              --------------
                    Motor Vehicles (0.4%)
     58,450         Ford Motor Co. ........................        3,123,422
     41,000         General Motors Corp. ..................        2,980,188
                                                              --------------
                                                                   6,103,610
                                                              --------------
                    Movies/Entertainment (0.2%)
     69,000         Seagram Co. Ltd. (Canada) .............        3,100,688
                                                              --------------
                    Multi-Line Insurance (1.0%)
     98,000         Allstate Corp. ........................        2,352,000
     27,000         American International Group,
                    Inc. ..................................        2,919,375
     40,000         CIGNA Corp. ...........................        3,222,500
     62,000         Hartford Financial Services
                    Group, Inc. ...........................        2,937,250
     98,000         SAFECO Corp. ..........................        2,431,625
                                                              --------------
                                                                  13,862,750
                                                              --------------
                    Multi-Sector Companies (1.2%)
    132,000         Crane Co. .............................        2,623,500
     73,000         Fortune Brands, Inc. ..................        2,413,563
     20,000         General Electric Co. ..................        3,095,000
    311,000         McDermott International, Inc. .........        2,818,438
     86,000         National Service Industries, Inc. .....        2,537,000
     43,980         Textron, Inc. .........................        3,372,716
                                                              --------------
                                                                  16,860,217
                                                              --------------
                    Natural Gas (1.1%)
     49,000         Consolidated Natural Gas Co. ..........        3,181,938
     56,000         Eastern Enterprises ...................        3,216,500
     72,000         Nicor Inc. ............................        2,340,000
     99,000         ONEOK, Inc. ...........................        2,487,375
     81,000         Peoples Energy Corp. ..................        2,713,500
    131,371         Sempra Energy* ........................        2,282,571
                                                              --------------
                                                                  16,221,884
                                                              --------------
                    Newspapers (1.4%)
     49,000         Dow Jones & Co., Inc. .................        3,332,000
     41,000         Gannett Co., Inc. .....................        3,344,063
     55,460         Knight-Ridder, Inc. ...................        3,299,870

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
      69,000        New York Times Co. (The)
                    (Class A) .............................   $    3,389,625
      48,000        Times Mirror Co. (Class A) ............        3,216,000
      61,000        Tribune Co.  ..........................        3,358,813
                                                              --------------
                                                                  19,940,371
                                                              --------------
                    Office Equipment/Supplies (0.6%)
      46,000        Avery Dennison Corp.  .................        3,352,250
      53,000        Pitney Bowes, Inc. ....................        2,560,563
    107,000         Xerox Corp. ...........................        2,427,563
                                                              --------------
                                                                   8,340,376
                                                              --------------
                    Oil & Gas Production (1.0%)
     75,000         Anardarko Petroleum Corp. .............        2,559,375
     79,100         Apache Corp. ..........................        2,921,756
     75,000         Burlington Resources, Inc. ............        2,479,688
    146,000         Occidental Petroleum Corp. ............        3,157,250
    229,000         Union Pacific Resources Group, Inc. ...        2,919,750
                                                              --------------
                                                                  14,037,819
                                                              --------------
                    Oil Refining/Marketing (0.7%)
     74,000         Ashland, Inc.  ........................        2,437,375
    100,000         Sunoco, Inc. ..........................        2,350,000
     90,000         Tosco Corp. ...........................        2,446,875
     94,000         USX-Marathon Group ....................        2,320,625
                                                              --------------
                                                                   9,554,875
                                                              --------------
                    Oil/Gas Transmission (1.1%)
     89,000         Coastal Corp.  ........................        3,153,938
     52,000         Columbia Energy Group .................        3,289,000
     84,000         El Paso Energy Corp. ..................        3,260,250
     78,800         Enron Corp. ...........................        3,496,750
     86,000         Williams Companies, Inc.  .............        2,628,375
                                                              --------------
                                                                  15,828,313
                                                              --------------
                    Oilfield Services/Equipment (0.6%)
    126,000         Baker Hughes Inc. .....................        2,653,875
     81,000         Halliburton Co. .......................        3,260,250
     46,000         Schlumberger Ltd. .....................        2,587,500
                                                              --------------
                                                                   8,501,625
                                                              --------------
                    Other Consumer Services (0.6%)
     67,000         Block (H.&R.), Inc. ...................        2,931,250
    131,000         Cendant Corp.* ........................        3,479,688
    356,000         Service Corp. International ...........        2,469,750
                                                              --------------
                                                                   8,880,688
                                                              --------------
                    Other Metals/Minerals (0.7%)
    113,000         Allegheny Technologies Inc. ...........        2,535,438
    150,000         Inco Ltd. (Canada)* ...................        3,525,000
     55,000         Phelps Dodge Corp. ....................        3,691,875
                                                              --------------
                                                                   9,752,313
                                                              --------------

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Other Pharmaceuticals (0.2%)
     63,000         Allergan, Inc. ........................   $    3,134,250
                                                              --------------
                    Other Specialty Stores (1.1%)
    102,860         AutoZone, Inc.* .......................        3,323,664
     75,000         Bed Bath & Beyond Inc.* ...............        2,596,875
    231,000         Office Depot, Inc.* ...................        2,526,563
    277,000         Pep Boys-Manny, Moe & Jack ............        2,527,625
    119,000         Staples, Inc.* ........................        2,454,375
    174,000         Toys `R' Us, Inc.* ....................        2,490,375
                                                              --------------
                                                                  15,919,477
                                                              --------------
                    Other Telecommunications (0.5%)
     68,000         CenturyTel, Inc. ......................        3,221,500
     75,000         Global Crossing Ltd. (Bermuda)* .......        3,745,313
                                                              --------------
                                                                   6,966,813
                                                              --------------
                    Other Transportation (0.0%)
    128,000         Laidlaw, Inc. (Canada) ................          672,000
                                                              --------------
                    Package Goods/Cosmetics (1.6%)
    104,500         Alberto-Culver Co. (Class B) ..........        2,697,406
     71,000         Avon Products, Inc. ...................        2,343,000
     58,000         Clorox Co. ............................        2,921,750
     51,000         Colgate-Palmolive Co. .................        3,315,000
     66,000         Gillette Co. ..........................        2,718,375
     66,000         International Flavors &
                    Fragrances, Inc. ......................        2,491,500
     49,000         Kimberly-Clark Corp. ..................        3,197,250
     29,000         Procter & Gamble Co. ..................        3,177,313
                                                              --------------
                                                                  22,861,594
                                                              --------------
                    Packaged Foods (1.6%)
     53,000         Bestfoods .............................        2,785,813
     61,700         Campbell Soup Co. .....................        2,387,019
     78,000         General Mills, Inc. ...................        2,788,500
     58,000         Heinz (H.J.) Co. ......................        2,309,125
     81,000         Kellogg Co. ...........................        2,495,813
     50,000         Quaker Oats Company (The) .............        3,281,250
     93,780         Ralston-Ralston Purina Group ..........        2,614,118
    117,000         Sara Lee Corp. ........................        2,581,313
     44,000         Unilever N.V. (Netherlands) ...........        2,395,250
                                                              --------------
                                                                  23,638,201
                                                              --------------
                    Paints/Coatings (0.4%)
     47,000         PPG Industries, Inc. ..................        2,940,438
    123,000         Sherwin-Williams Co. ..................        2,583,000
                                                              --------------
                                                                   5,523,438
                                                              --------------
                    Paper (1.8%)
     76,000         Boise Cascade Corp. ...................        3,078,000
     53,000         Champion International Corp. ..........        3,282,688
     89,000         Fort James Corp. ......................        2,436,375

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
     60,000         International Paper Co. ...............   $    3,386,250
     82,000         Mead Corp. ............................        3,561,875
     72,000         Potlatch Corp. ........................        3,213,000
    102,000         Westavaco Corp. .......................        3,327,750
     73,000         Willamette Industries, Inc. ...........        3,389,938
                                                              --------------
                                                                  25,675,876
                                                              --------------
                    Photographic Products (0.3%)
     39,000         Eastman Kodak Co. .....................        2,583,750
    129,000         Polaroid Corp. ........................        2,426,813
                                                              --------------
                                                                   5,010,563
                                                              --------------
                    Precious Metals (1.1%)
    144,000         Barrick Gold Corp. (Canada) ...........        2,547,000
    396,300         Battle Mountain Gold Co. ..............          817,369
    191,000         Freeport-McMoran Copper &
                      Gold, Inc. (Class B) ................        4,034,875
    331,000         Homestake Mining Co. ..................        2,585,938
    130,000         Newmont Mining Corp. ..................        3,185,000
    230,000         Placer Dome Inc. (Canada) .............        2,472,500
                                                              --------------
                                                                  15,642,682
                                                              --------------
                    Precision Instruments (0.5%)
     32,000         PE Corporation-PE Biosystems
                      Group ...............................        3,850,000
     89,000         Tektronix, Inc. .......................        3,459,875
                                                              --------------
                                                                   7,309,875
                                                              --------------
                    Printing/Forms (0.4%)
     89,100         Deluxe Corp. ..........................        2,444,681
     98,000         Donnelley (R.R.) & Sons Co. ...........        2,431,625
    193,600         Moore Corp. Ltd. (Canada) .............        1,173,700
                                                              --------------
                                                                   6,050,006
                                                              --------------
                    Property - Casualty Insurers (0.9%)
     47,000         Chubb Corp. ...........................        2,646,688
     78,000         Cincinnati Financial Corp. ............        2,418,000
     39,000         Loews Corp. ...........................        2,366,813
     33,000         Progressive Corp. .....................        2,413,125
     86,000         St. Paul Companies, Inc. ..............        2,897,125
                                                              --------------
                                                                  12,741,751
                                                              --------------
                    Railroads (0.9%)
     98,000         Burlington Northern Santa Fe
                      Corp.  ..............................        2,376,500
     81,000         CSX Corp. .............................        2,541,375
     42,000         Kansas City Southern Industries,
                      Inc.  ...............................        3,134,250
    116,000         Norfolk Southern Corp. ................        2,378,000
     58,000         Union Pacific Corp. ...................        2,530,250
                                                              --------------
                                                                  12,960,375
                                                              --------------

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Recreational Products/Toys (0.5%)
    123,000         Brunswick Corp. .......................   $    2,736,750
    137,000         Hasbro, Inc. ..........................        2,611,563
    188,000         Mattel, Inc. ..........................        2,467,500
                                                              --------------
                                                                   7,815,813
                                                              --------------
                    Rental/Leasing Companies (0.2%)
    101,800         Ryder System, Inc. ....................        2,487,738
                                                              --------------
                    Restaurants (0.8%)
    162,000         Darden Restaurants, Inc. ..............        2,936,250
     77,000         McDonald's Corp. ......................        3,104,063
     63,000         Tricon Global Restaurants, Inc.* ......        2,433,375
    118,000         Wendy's International, Inc. ...........        2,433,750
                                                              --------------
                                                                  10,907,438
                                                              --------------
                    Savings & Loan Associations (0.4%)
     96,750         Golden West Financial Corp. ...........        3,241,125
     92,000         Washington Mutual, Inc. ...............        2,392,000
                                                              --------------
                                                                   5,633,125
                                                              --------------

                    Semiconductors (1.6%)
    110,000         Advanced Micro Devices, Inc.* .........        3,183,125
     29,000         Analog Devices, Inc.* .................        2,697,000
     39,000         Intel Corp. ...........................        3,207,750
     48,000         LSI Logic Corp.* ......................        3,240,000
     39,000         Micron Technology, Inc.* ..............        3,032,250
     74,000         National Semiconductor Corp.* .........        3,168,125
     29,000         Texas Instruments, Inc. ...............        2,809,375
     52,000         Xilinx, Inc.* .........................        2,362,750
                                                              --------------
                                                                  23,700,375
                                                              --------------
                    Services to the Health Industry (0.5%)
     92,000         IMS Health Inc. .......................        2,501,250
    131,000         Quintiles Transnational Corp.* ........        2,439,875
     56,000         Shared Medical Systems Corp. ..........        2,852,500
                                                              --------------
                                                                   7,793,625
                                                              --------------
                    Shoe Manufacturing (0.3%)
     49,000         Nike, Inc. (Class B) ..................        2,428,563
    281,000         Reebok International Ltd.* ............        2,300,688
                                                              --------------
                                                                   4,729,251
                                                              --------------
                    Specialty Chemicals (1.3%)
     81,000         Air Products & Chemicals, Inc. ........        2,718,563
    138,000         Engelhard Corp.  ......................        2,604,750
     47,000         FMC Corp.* ............................        2,693,688
    180,000         Grace (W. R.) & Co. ...................        2,497,500
     65,000         Great Lakes Chemical Corp. ............        2,482,188
     69,000         Praxair, Inc. .........................        3,471,563
     82,000         Sigma-Aldrich Corp. ...................        2,460,000
                                                              --------------
                                                                  18,928,252
                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited), continued

   NUMBER OF
     SHARES                                                        VALUE
----------------------------------------------------------------------------
                    Specialty Foods/Candy (0.3%)
     47,400         Hershey Foods Corp. ...................   $    2,251,500
     32,000         Wrigley (Wm.) Jr. Co. (Class A) .......        2,654,000
                                                              --------------
                                                                   4,905,500
                                                              --------------
                    Specialty Insurers (0.4%)
     50,000         MBIA, Inc. ............................        2,640,625
     52,000         MGIC Investment Corp. .................        3,129,750
                                                              --------------
                                                                   5,770,375
                                                              --------------
                    Specialty Steels (0.2%)
     57,000         Nucor Corp. ...........................        3,124,313
                                                              --------------
                    Steel/Iron Ore (0.7%)
    348,000         Bethlehem Steel Corp.* ................        2,914,500
    105,000         USX-U.S. Steel Group ..................        3,465,000
    206,000         Worthington Industries, Inc. ..........        3,399,000
                                                              --------------
                                                                   9,778,500
                                                              --------------
                    Telecommunications Equipment (2.2%)
     33,000         ADC Telecommunications, Inc.* .........        2,392,500
     15,000         Comverse Technology, Inc.* ............        2,170,313
     27,000         Corning Inc. ..........................        3,481,313
     40,000         General Instrument Corp.* .............        3,400,000
     42,000         Lucent Technologies Inc. ..............        3,142,125
     22,000         Motorola, Inc. ........................        3,239,500
     33,000         Nortel Networks Corp. (Canada) ........        3,333,000
     28,000         QUALCOMM Inc.* ........................        4,929,750
     53,000         Scientific-Atlanta, Inc. ..............        2,948,125
     49,000         Tellabs, Inc.* ........................        3,142,125
                                                              --------------
                                                                  32,178,751
                                                              --------------
                    Textiles (0.2%)
     81,000         Springs Industries, Inc. (Class A) ....        3,234,938
                                                              --------------
                    Tobacco (0.5%)
    210,000         Nabisco Group Holdings Corp. ..........        2,231,250
    102,000         Philip Morris Companies, Inc. .........        2,365,125
     95,000         UST, Inc. .............................        2,392,813
                                                              --------------
                                                                   6,989,188
                                                              --------------
                    Tools/Hardware (0.8%)
     58,000         Black & Decker Corp. ..................        3,030,500
     52,000         Briggs & Stratton Corp. ...............        2,788,500
     85,640         Snap-On, Inc. .........................        2,274,813
     98,000         Stanley Works .........................        2,952,250
                                                              --------------
                                                                  11,046,063
                                                              --------------
                    Wholesale Distributors (0.4%)
     61,000         Grainger (W.W.), Inc. .................        2,916,563
    322,000         IKON Office Solutions, Inc. ...........        2,193,625
                                                              --------------
                                                                   5,110,188
                                                              --------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $905,234,237) ........    1,431,852,871
                                                              --------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                       VALUE
----------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS (0.5%)
                    U.S. GOVERNMENT AGENCY (a) (0.5%)
     $7,000         Federal Home Loan Mortgage
                      Corp. 1.50% due 01/03/00
                      (Amortized Cost $6,999,417) .........   $    6,999,417
                                                              --------------
                    REPURCHASE AGREEMENT (0.0%)
        120         The Bank of New York 1.50%
                      due 01/03/00 (dated 12/31/99;
                      proceeds $120,412) (b)
                      (Identified Cost $120,397) ..........          120,397
                                                              --------------
 TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $7,119,814)..............................        7,119,814
                                                              --------------
 TOTAL INVESTMENTS
 (Identified Cost $912,354,051) (c)..............   100.1%     1,438,972,685

 LIABILITIES IN EXCESS OF OTHER
   ASSETS .......................................    (0.1)        (1,586,240)
                                                    -----     --------------
 NET ASSETS .....................................   100.0%    $1,437,386,445
                                                    =====     ==============

-------------------
ADR American Depository Receipt.
 *  Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $119,339 U.S. Treasury Bond 11.25% due 02/15/15 valued at $122,901.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $599,101,536 and the aggregate gross unrealized depreciation is $72,482,902, resulting in net unrealized appreciation of $526,618,634.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $912,354,051) ..................................      $1,438,972,685
Receivable for :
   Dividends ......................................................           2,055,398
   Shares of beneficial interest sold .............................             310,561
Prepaid expenses and other assets .................................             109,414
                                                                         --------------
   TOTAL ASSETS ...................................................       1,441,448,058
                                                                         --------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................           2,337,154
   Plan of distribution fee .......................................             993,489
   Investment management fee ......................................             551,548
Accrued expenses and other payables ...............................             179,422
                                                                         --------------
   TOTAL LIABILITIES ..............................................           4,061,613
                                                                         --------------
   NET ASSETS .....................................................      $1,437,386,445
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................      $  795,959,324
Net unrealized appreciation .......................................         526,618,634
Accumulated undistributed net investment income ...................           1,859,193
Accumulated undistributed net realized gain .......................         112,949,294
                                                                         --------------
   NET ASSETS .....................................................      $1,437,386,445
                                                                         ==============
CLASS A SHARES:
Net Assets ........................................................         $26,657,696
Shares Outstanding (unlimited authorized, $.01 par value) .........             756,558
   NET ASSET VALUE PER SHARE ......................................              $35.24
                                                                                 ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................              $37.19
                                                                                 ======
CLASS B SHARES:
Net Assets ........................................................      $1,348,628,044
Shares Outstanding (unlimited authorized, $.01 par value) .........          38,190,186
   NET ASSET VALUE PER SHARE ......................................              $35.31
                                                                                 ======
CLASS C SHARES:
Net Assets ........................................................         $10,348,540
Shares Outstanding (unlimited authorized, $.01 par value) .........             294,322
   NET ASSET VALUE PER SHARE ......................................              $35.16
                                                                                 ======
CLASS D SHARES:
Net Assets ........................................................         $51,752,165
Shares Outstanding (unlimited authorized, $.01 par value) .........           1,467,095
   NET ASSET VALUE PER SHARE ......................................              $35.28
                                                                                 ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended December 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $31,525 foreign withholding tax) ................        $ 12,144,810
Interest ..........................................................              54,418
                                                                           ------------
   TOTAL INCOME ...................................................          12,199,228
                                                                           ------------
EXPENSES
Plan of distribution fee (Class A shares) .........................              30,913
Plan of distribution fee (Class B shares) .........................           5,853,930
Plan of distribution fee (Class C shares) .........................              48,077
Investment management fee .........................................           3,400,594
Transfer agent fees and expenses ..................................             599,696
S&P license fee ...................................................             111,149
Shareholder reports and notices ...................................              66,149
Registration fees .................................................              49,220
Custodian fees ....................................................              42,278
Professional fees .................................................              40,763
Trustees' fees and expenses .......................................               8,423
Other .............................................................              12,407
                                                                           ------------
   TOTAL EXPENSES .................................................          10,263,599
                                                                           ------------
   NET INVESTMENT INCOME ..........................................           1,935,629
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................................         120,922,674
Net change in unrealized appreciation .............................        (161,684,426)
                                                                           ------------
   NET LOSS .......................................................         (40,761,752)
                                                                           ------------
NET DECREASE ......................................................        $(38,826,123)
                                                                           ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                          DECEMBER 31, 1999      JUNE 30, 1999
----------------------------------------------------------------------------------------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $    1,935,629       $    4,413,647
Net realized gain ....................................        120,922,674          167,424,992
Net change in unrealized appreciation ................       (161,684,426)          13,016,811
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................        (38,826,123)         184,855,450
                                                           --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................           (224,412)            (180,719)
   Class B shares ....................................         (1,848,606)          (4,196,032)
   Class C shares ....................................             (7,042)             (31,601)
   Class D shares ....................................           (499,079)            (591,644)
Net realized gain
   Class A shares ....................................         (2,899,725)          (1,373,528)
   Class B shares ....................................       (142,677,362)        (102,029,801)
   Class C shares ....................................         (1,105,847)            (676,323)
   Class D shares ....................................         (5,255,324)          (3,651,949)
                                                           --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................       (154,517,397)        (112,731,597)
                                                           --------------       --------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................         41,136,778         (182,655,419)
                                                           --------------       --------------
   NET DECREASE ......................................       (152,206,742)        (110,531,566)

NET ASSETS:
Beginning of period ..................................      1,589,593,187        1,700,124,753
                                                           --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,859,193 and $2,502,703, respectively) ..........     $1,437,386,445       $1,589,593,187
                                                           ==============       ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999

1.  ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued

to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $60,515,731 at December 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.91%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $685,929 and $1,115, respectively and received $11,850 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 1999 aggregated $114,305,678 and $207,199,065, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $1,584,337 as well as a realized gain of $1,347,313.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $10,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1999 included in

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued

Trustees fees and expenses in the Statement of Operations amounted $2,125. At December 31, 1999, the Fund had an accrued pension liability of $70,378 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                     FOR THE YEAR
                                                             MONTHS ENDED                        ENDED
                                                           DECEMBER 31, 1999                 JUNE 30, 1999
                                                      ----------------------------    ----------------------------
                                                              (unaudited)
                                                        SHARES          AMOUNT          SHARES          AMOUNT
                                                      ----------    --------------    ----------    --------------
CLASS A SHARES
Sold .............................................       164,556    $    6,227,513       245,777    $    8,969,137
Reinvestment of dividends and distributions ......        87,762         2,951,436        41,964         1,425,933
Redeemed .........................................      (116,398)       (4,246,352)     (144,015)       (5,239,246)
                                                      ----------    --------------    ----------    --------------
Net increase - Class A ...........................       135,920         4,932,597       143,726         5,155,824
                                                      ----------    --------------    ----------    --------------
CLASS B SHARES
Sold .............................................     1,409,799        53,436,613     3,551,205       130,226,047
Reinvestment of dividends and distributions ......     3,909,380       131,824,277     2,852,816        97,081,343
Redeemed .........................................    (4,092,054)     (152,306,156)  (11,693,695)     (423,698,835)
                                                      ----------    --------------    ----------    --------------
Net increase (decrease) - Class B ................     1,227,125        32,954,734    (5,289,674)     (196,391,445)
                                                      ----------    --------------    ----------    --------------
CLASS C SHARES
Sold .............................................        33,203         1,274,943       150,627         5,498,048
Reinvestment of dividends and distributions ......        32,130         1,078,614        20,139           682,912
Redeemed .........................................       (37,500)       (1,380,887)     (137,673)       (5,015,296)
                                                      ----------    --------------    ----------    --------------
Net increase - Class C ...........................        27,833           972,670        33,093         1,165,664
                                                      ----------    --------------    ----------    --------------
CLASS D SHARES
Sold .............................................       246,320         9,382,404       661,154        24,046,274
Reinvestment of dividends and distributions ......       165,573         5,574,842       121,897         4,144,486
Acquisition of Dean Witter Retirement Series -
 Value-Added Market Series .......................             -                 -       314,649        10,413,842
Redeemed .........................................      (335,758)      (12,680,469)     (851,489)      (31,190,064)
                                                      ----------    --------------    ----------    --------------
Net increase - Class D ...........................        76,135         2,276,777       246,211         7,414,538
                                                      ----------    --------------    ----------    --------------
Net increase (decrease) in Fund ..................     1,467,013    $   41,136,778    (4,866,644)   $ (182,655,419)
                                                      ==========    ==============    ==========    ==============

6.  FEDERAL INCOME TAX STATUS

As of June 30, 1999, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES - VALUE-ADDED MARKET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Value Added Series ("Retirement Value-Added") pursuant to a plan of reorganization approved by the shareholders of Retirement Value-Added on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 314,649 Class D shares of the Fund at a net asset value of $33.09 per share for 1,055,958 shares of Retirement Value-Added. The net assets of the Fund and Retirement Value-Added immediately before the acquisition were $1,402,211,163 and $10,413,842, respectively, including unrealized appreciation of $3,600,118 for Retirement Value-Added. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,412,625,005.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR     JULY 28, 1997*
                                                               MONTHS ENDED           ENDED            THROUGH
                                                            DECEMBER 31, 1999     JUNE 30, 1999     JUNE 30, 1998
                                                           -------------------   ---------------   ---------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $40.58              $38.63            $34.79
                                                                  ------              ------            ------
Income (loss) from investment operations:
 Net investment income .................................            0.16                0.35              0.30
 Net realized and unrealized gain (loss) ...............           (1.14)               4.55              5.07
                                                                  ------              ------            ------
Total income (loss) from investment operations .........           (0.98)               4.90              5.37
                                                                  ------              ------            ------
Less dividends and distributions from:
 Net investment income .................................           (0.31)              (0.34)            (0.23)
 Net realized gain .....................................           (4.05)              (2.61)            (1.30)
                                                                  ------              ------            ------
Total dividends and distributions ......................           (4.36)              (2.95)            (1.53)
                                                                  ------              ------            ------
Net asset value, end of period .........................           $35.24             $40.58            $38.63
                                                                   ======             ======            ======
TOTAL RETURN+ ..........................................            (1.89)%(1)         14.17%            16.01%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             0.82%(2)(3)        0.80%(3)          0.83%(2)
Net investment income ..................................             0.83%(2)(3)        0.87%(3)          0.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $26,658            $25,187           $18,422
Portfolio turnover rate ................................                8%(1)             13%               18%

--------------
*   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued

                                                  FOR THE SIX                          FOR THE YEAR ENDED JUNE 30
                                                 MONTHS ENDED          ----------------------------------------------------------
                                               DECEMBER 31, 1999        1999++         1998++       1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........      $40.50            $38.54         $32.96       $27.09      $23.06      $19.23
                                                     ------            ------         ------       ------      ------      ------
Income (loss) from investment operations:
 Net investment income ........................        0.04              0.11           0.13         0.17        0.18        0.19
 Net realized and unrealized gain (loss) ......       (1.13)             4.57           6.89         6.41        4.23        3.88
                                                     ------            ------         ------       ------      ------      ------
Total income (loss) from investment operations        (1.09)             4.68           7.02         6.58        4.41        4.07
                                                     ------            ------         ------       ------      ------      ------
Less dividends and distributions from:
 Net investment income ........................       (0.05)            (0.11)         (0.14)       (0.18)      (0.26)      (0.09)
 Net realized gain ............................       (4.05)            (2.61)         (1.30)       (0.53)      (0.12)      (0.15)
                                                     ------            ------         ------       ------      ------      ------
Total dividends and distributions .............       (4.10)            (2.72)         (1.44)       (0.71)      (0.38)      (0.24)
                                                     ------            ------         ------       ------      ------      ------
Net asset value, end of period ................      $35.31            $40.50         $38.54       $32.96      $27.09      $23.06
                                                     ======            ======         ======       ======      ======      ======
TOTAL RETURN+ .................................       (2.20)%(1)        13.47%         21.84%       24.71%      19.27%      21.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................        1.42%(2)(3)       1.42%(3)       1.36%        1.45%       1.51%       1.64%
Net investment income .........................        0.23%(2)(3)       0.25%(3)       0.35%        0.62%       0.81%       1.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $1,348,628        $1,497,116     $1,628,435   $1,369,737    $961,594    $642,087
Portfolio turnover rate .......................           8%(1)            13%            18%          11%         10%         11%


--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR     JULY 29, 1997*
                                                               MONTHS ENDED           ENDED            THROUGH
                                                            DECEMBER 31, 1999     JUNE 30, 1999     JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $40.33              $38.46            $34.79
                                                                  ------              ------            ------
Income (loss) from investment operations:
 Net investment income .................................            0.03                0.04              0.04
 Net realized and unrealized gain (loss) ...............           (1.12)               4.56              5.07
                                                                  ------              ------            ------
Total income (loss) from investment operations .........           (1.09)               4.60              5.11
                                                                  ------              ------            ------
Less dividends and distributions from:
 Net investment income .................................           (0.03)              (0.12)            (0.14)
 Net realized gain .....................................           (4.05)              (2.61)            (1.30)
                                                                  ------              ------            ------
Total dividends and distributions ......................           (4.08)              (2.73)            (1.44)
                                                                  ------              ------            ------
Net asset value, end of period .........................          $35.16              $40.33            $38.46
                                                                   ======             ======            ======
TOTAL RETURN+ ..........................................           (2.23)%(1)          13.31%            15.22%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.49%(2)(3)         1.57%(3)          1.58%(2)
Net investment income ..................................            0.16%(2)(3)         0.10%(3)          0.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $10,349             $10,748            $8,977
Portfolio turnover rate ................................               8%(1)              13%               18%

--------------
*   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR     JULY 28, 1997*
                                                               MONTHS ENDED           ENDED            THROUGH
                                                            DECEMBER 31, 1999     JUNE 30, 1999     JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $40.65             $38.69            $34.79
                                                                   ------             ------            ------
Income (loss) from investment operations:
 Net investment income .................................             0.18               0.47              0.40
 Net realized and unrealized gain (loss) ...............            (1.12)              4.52              5.06
                                                                   ------             ------            ------
Total income (loss) from investment operations .........            (0.94)              4.99              5.46
                                                                   ------             ------            ------
Less dividends and distributions from:
 Net investment income .................................            (0.38)             (0.42)            (0.26)
 Net realized gain .....................................            (4.05)             (2.61)            (1.30)
                                                                   ------             ------            ------
Total dividends and distributions ......................            (4.43)             (3.03)            (1.56)
                                                                   ------             ------            ------
Net asset value, end of period .........................           $35.28             $40.65            $38.69
                                                                   ======             ======            ======
TOTAL RETURN+ ..........................................            (1.78)%(1)         14.43%            16.27%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             0.58%(2)(3)        0.59%(3)          0.58%(2)
Net investment income ..................................             1.07%(2)(3)        1.08%(3)          1.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $51,752            $56,541           $44,290
Portfolio turnover rate ................................                8%(1)             13%               18%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

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




















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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherford, Jr.
Vice President

Alice S. Weiss
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO


[Graphic]


SEMIANNUAL REPORT
DECEMBER 31, 1999